Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value	$ 0.0001
Preferred stock, shares authorized	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	6,333,333
Common stock, shares issued	6,105,525	3,718,030
Common stock, shares outstanding	6,105,525	3,718,030	2,217,491
Treasury stock, preferred shares	150,000	150,000	0
Treasury stock, common shares	0	51,902	74,107
Convertible Preferred Stock [Member]
Convertible preferred shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Convertible preferred shares, shares authorized	5,000,000	5,000,000	5,000,000
Convertible preferred shares, shares undesignated	4,766,500	4,766,500	4,916,500
Series A Preferred Stock [Member]
Convertible preferred shares, shares authorized	10,000	10,000	10,000
Convertible preferred shares, shares issued	0	0	0
Convertible preferred shares, shares outstanding	0	0	0
Series B Preferred Stock [Member]
Convertible preferred shares, shares authorized	10,000	10,000	10,000
Convertible preferred shares, shares issued	0	0	0
Convertible preferred shares, shares outstanding	0	0	0
Series B-1 Preferred Stock [Member]
Convertible preferred shares, shares authorized	15,000	15,000	15,000
Convertible preferred shares, shares issued	0	0	0
Convertible preferred shares, shares outstanding	0	0	0
Series C Preferred Stock [Member]
Convertible preferred shares, shares authorized	15,000	15,000	15,000
Convertible preferred shares, shares issued	0	0	0
Convertible preferred shares, shares outstanding	0	0	0
Series C-1 Preferred Stock [Member]
Convertible preferred shares, shares authorized	30,000	30,000	30,000
Convertible preferred shares, shares issued	0	0	0
Convertible preferred shares, shares outstanding	0	0	0
Series X Super Voting Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	153,500	153,500	153,500
Preferred stock, shares issued	153,500	153,500	3,500
Preferred stock, shares outstanding	153,500	153,500	3,500